Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Allowances for Loan Losses - Credit Card (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	$ 3,549
Allowance for loan losses, Ending Balance	3,729
Credit card [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	819	$ 763
Transfer to Stage	135	54
Net remeasurement due to transfers	(56)	(45)
New originations or purchases	30	67
Net draws (repayments)	39	71
Derecognition of financial assets (excluding disposals and write-offs)	(20)	(26)
Changes to risk, parameters, and models	(80)	(121)
Allowance for loan losses subtotal1	48
Disposals		(4)
Foreign exchange and other adjustments	(2)	(22)
Allowance for loan losses subtotal2	(2)	(26)
Allowance for loan losses, Ending Balance	865	737
Credit card [member] | Stage 1 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	199	124
Credit card [member] | Stage 1 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(56)	(54)
Credit card [member] | Stage 1 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(8)	(16)
Credit card [member] | Stage 1 [member] | Allowance for off balance sheet positions [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	469	371
Credit card [member] | Stage 1 [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	396	366
Credit card [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	580	521
Transfer to Stage	(237)	(151)
Net remeasurement due to transfers	79	59
Net draws (repayments)	2	8
Derecognition of financial assets (excluding disposals and write-offs)	(21)	(30)
Changes to risk, parameters, and models	233	193
Allowance for loan losses subtotal1	56	79
Disposals		(3)
Foreign exchange and other adjustments	(1)	(12)
Allowance for loan losses subtotal2	(1)	(15)
Allowance for loan losses, Ending Balance	635	585
Credit card [member] | Stage 2 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(141)	(114)
Credit card [member] | Stage 2 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	71	72
Credit card [member] | Stage 2 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(167)	(109)
Credit card [member] | Stage 2 [member] | Allowance for off balance sheet positions [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	323	263
Credit card [member] | Stage 2 [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	312	322
Credit card [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	341	321
Transfer to Stage	102	97
Net remeasurement due to transfers	14	30
Net draws (repayments)	(35)	(34)
Derecognition of financial assets (excluding disposals and write-offs)	(64)	(19)
Changes to risk, parameters, and models	377	271
Allowance for loan losses subtotal1	394	345
Disposals		(1)
Foreign exchange and other adjustments	1	(13)
Write-offs	(418)	(372)
Recoveries	71	61
Allowance for loan losses subtotal2	(346)	(325)
Allowance for loan losses, Ending Balance	389	341
Credit card [member] | Stage 3 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(58)	(10)
Credit card [member] | Stage 3 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(15)	(18)
Credit card [member] | Stage 3 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	175	125
Credit card [member] | Stage 3 [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	389	341
Credit card [member] | Purchased or Originated Credit Impaired [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	1,740	1,605
Net remeasurement due to transfers	37	44
New originations or purchases	30	67
Net draws (repayments)	6	45
Derecognition of financial assets (excluding disposals and write-offs)	(105)	(75)
Changes to risk, parameters, and models	530	343
Allowance for loan losses subtotal1	498	424
Disposals		(8)
Foreign exchange and other adjustments	(2)	(47)
Write-offs	(418)	(372)
Recoveries	71	61
Allowance for loan losses subtotal2	(349)	(366)
Allowance for loan losses, Ending Balance	1,889	1,663
Credit card [member] | Purchased or Originated Credit Impaired [member] | Allowance for off balance sheet positions [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	792	634
Credit card [member] | Purchased or Originated Credit Impaired [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	$ 1,097	$ 1,029